Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jan. 10, 2017	Jun. 30, 2017	Jun. 30, 2016
Shareholders' Equity (Textual)
Intrinsic value for options outstanding and exercisable		$ 19.35
Weighted average fair value of options granted		$ 10.81
Weighted average fair value			$ 1.0
Warrants to purchase ordinary shares	2,932,176
Exercise price	$ 13.03
Description of warrant function	The warrants are subject to vesting as a function of payments for purchased products and services of up to $150 million over a five years period beginning on May 1, 2016, with the shares vesting incrementally each time Amazon makes a payment totaling $5 million to the Company.
Reduction to revenues recognized		$ 2.4
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Textual)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		3,300
Weighted average fair value		$ 21.15
Contractual life		9 years 10 months 10 days